Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property and Equipment, Net [Line Items]
Subtotal	$ 376,481	$ 374,817
Less: accumulated depreciation and amortization	(235,362)	(198,150)
Property and equipment, net	141,119	176,667
Office and electric equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	226,251	223,628
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	127,350	128,162
Vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	$ 22,880	$ 23,027